Schedule of investments
Macquarie Mid Cap Growth Fund
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.61%♣
Communication Services — 3.07%
Pinterest Class A †	2,168,373	$ 77,757,856
Trade Desk Class A †	1,026,494	73,897,303
		151,655,159
Consumer Discretionary — 17.08%
Boot Barn Holdings †	453,707	68,963,464
Dutch Bros Class A †	696,415	47,613,894
Expedia Group	440,797	74,353,638
Floor & Decor Holdings Class A †	1,236,544	93,927,882
On Holding Class A †	1,689,397	87,933,114
Pool	305,746	89,118,844
Royal Caribbean Cruises	491,089	153,779,609
SharkNinja †	867,940	85,917,381
Tapestry	724,107	63,583,836
Tractor Supply	1,510,685	79,718,847
		844,910,509
Consumer Staples — 1.19%
Casey's General Stores	114,918	58,639,208
		58,639,208
Financials — 9.77%
Blue Owl Capital	4,028,830	77,393,824
Brown & Brown	665,660	73,801,724
Corpay †	286,829	95,175,599
Kinsale Capital Group	161,727	78,259,696
LPL Financial Holdings	267,497	100,303,350
Toast Class A †	1,316,125	58,291,176
		483,225,369
Healthcare — 16.69%
Align Technology †	380,463	72,033,060
Alnylam Pharmaceuticals †	250,047	81,537,826
Bio-Techne	1,310,315	67,415,707
Edwards Lifesciences †	728,483	56,974,655
IDEXX Laboratories †	326,192	174,949,817
Inspire Medical Systems †	338,794	43,965,297
Insulet †	405,865	127,514,666
Ionis Pharmaceuticals †	1,165,423	46,045,863
Veeva Systems Class A †	334,400	96,300,512
Waystar Holding †	1,429,703	58,431,962
		825,169,365
Industrials — 20.57%
Booz Allen Hamilton Holding	484,660	50,467,646
BWX Technologies	450,205	64,856,532
Copart †	1,110,750	54,504,503
EMCOR Group	14,923	7,982,163
Fastenal	2,981,804	125,235,768
Generac Holdings †	604,189	86,525,907
HEICO Class A	408,229	105,629,254
Howmet Aerospace	609,640	113,472,293
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials (continued)
Kratos Defense & Security Solutions †	573,404	$ 26,634,616
Lincoln Electric Holdings	407,682	84,520,632
Old Dominion Freight Line	378,455	61,423,246
Paylocity Holding †	346,672	62,813,500
Quanta Services	39,819	15,054,768
Rollins	1,474,582	83,195,916
SPX Technologies †	46,415	7,782,867
Trex †	1,237,964	67,320,482
		1,017,420,093
Information Technology — 26.06%
Appfolio Class A †	43,336	9,979,414
AppLovin Class A †	157,133	55,009,121
Bentley Systems Class B	969,140	52,304,486
CDW	337,837	60,334,310
Clearwater Analytics Holdings Class A †	1,900,873	41,686,145
Cloudflare Class A †	654,422	128,155,460
Coherent †	890,528	79,444,003
CyberArk Software †	158,661	64,555,988
Datadog Class A †	889,274	119,456,176
HubSpot †	161,903	90,120,067
Itron †	434,583	57,204,160
Lattice Semiconductor †	549,040	26,897,470
MACOM Technology Solutions Holdings †	440,363	63,099,614
Manhattan Associates †	131,357	25,939,067
Monday.com †	194,992	61,321,084
Monolithic Power Systems	139,361	101,925,848
Novanta †	593,862	76,566,628
Snowflake Class A †	444,911	99,557,734
Tyler Technologies †	127,059	75,325,657
		1,288,882,432
Materials — 1.76%
Martin Marietta Materials	158,432	86,972,830
		86,972,830
Real Estate — 3.42%
CoStar Group †	2,105,087	169,248,995
		169,248,995
Total Common Stocks (cost $3,731,754,719)		4,926,123,960

Short-Term Investments — 0.36%
Money Market Mutual Funds — 0.36%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	4,471,801	4,471,801
NQ- IV068 [0625] 0825 (4730784)    1

Schedule of investments
Macquarie Mid Cap Growth Fund
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	4,471,801	$ 4,471,801
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	4,471,801	4,471,801
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	4,471,801	4,471,801
Total Short-Term Investments (cost $17,887,204)		17,887,204

Total Value of Securities—99.97% (cost $3,749,641,923)		4,944,011,164
Receivables and Other Assets Net of Liabilities—0.03%		1,378,681
Net Assets Applicable to 176,915,038 Shares Outstanding—100.00%		$4,945,389,845

♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.

2    NQ- IV068 [0625] 0825 (4730784)